DISCONTINUED OPERATIONS (Summary of Assets and Liabilities from Discontinued Operations) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents		$ 2
Restricted cash		25
Accounts receivable, net		128
Prepaid expenses and other current assets		126
Total current assets from discontinued operations		281
Property and equipment, net		25
Total assets from discontinued operations		306
CURRENT LIABILITIES:
Accounts payable		26
Accrued expenses and other current liabilities		15
Total current liabilities from discontinued operations		$ 41